Goodwill - Summary of Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 1,593,917	€ 1,674,293
Impact of foreign currency translation	(39,296)	(80,376)
Goodwill at end of period	€ 1,554,621	€ 1,593,917